Future operations and going concern	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Future operations and going concern

The Group experienced a loss from operations in this reporting period but a net income of USD 7.5 million following the divestiture of WISeKey (Bermuda) Holding Ltd (formerly named QV Holdings Ltd) and its affiliates (together “QuoVadis” or the “QuoVadis Group”) to Digicert Inc, which generated a net cash inflow of USD 37.7 million and allowed WISeKey to repay in full the line of Credit it had contracted with ExWorks Capital Fund I, L.P. (“ExWorks”) in an amount of USD 25.4 million (see Note 24).

The accompanying consolidated financial statements have been prepared assuming that the Group will continue as a going concern.

The Group incurred a net operating loss from continuing operations of USD 20.5 million and had positive adjusted working capital of USD 3.5 million as at December 31, 2019, calculated as the difference between current assets and current liabilities net of current deferred revenue. Based on the Group’s cash projections for the next 12 months to March 31, 2021, it will need approximately USD 2.1 million to fund operations and financial commitments. Historically, the Group has been dependent on equity financing to augment the operating cash flow to cover its cash requirements. Any additional equity financing may be dilutive to shareholders.

In the year 2019, the Group secured two loans: (a) a Convertible Loan Agreement (the “Yorkville Convertible Loan”) with YA II PN, Ltd. a fund managed by Yorkville Advisors Global, LLC (“Yorkville”) for an amount of USD 3.5 million, with an interest rate of 6% per annum, repayable by August 01, 2020 in monthly instalments starting August 01 2019 either in cash or in WIHN class B Shares, and (b) a credit agreement between WISeCoin AG and ExWorks in an amount of USD 4 million, repayable by April 04, 2020, with an annual interest rate of 10%, secured on the shares of WISeCoin AG with the option to convert principal repayment, interest charges and fees into WISeSecurity Tokens issued by WISeCoin AG.

In 2020 prior to the release of this annual report, WISeKey signed a new convertible loan agreement for a total amount of USD 4 million repayable in monthly instalments starting March 30, 2020 in cash or, at Yorkville’s election, in class B shares (see Note 40). The new convertible loan agreement bears an interest rate of 6% per annum payable monthly in arrears and matures on April 30, 2021. This new agreement replaces the existing Yorkville Convertible Loan signed on June 27, 2019. The remaining balance of USD 2.3 million under the Yorkville Convertible Loan was rolled over into the new agreement, which means that the loan generated a net cash inflow of USD 1.7 million. The amount of USD 2.1 million required to fund operations and financial commitments until March 31, 2021 takes into account the net cash inflow of USD 1.7 million from this new convertible loan agreement.

These loans demonstrate the availability of lenders to support the WISeKey Group in its activities and development. See Note 24 for detail on these loans.

On January 19, 2016, the Group had closed a Share Subscription Facility (the “Share Subscription Facility”, the “GEM Facility”) with GEM LLC (Global Equity Markets, “GEM”) which is a CHF 60.0 million facility over 5 years and allows the Group to draw down funds at its option in exchange for WIHN class B shares (see Note 24 for detail). The mechanics of the deal allow for a drawdown essentially 18 times in a year, the amount being in a range related to the trading volume and price of the WIHN class B share trading on the SIX Swiss Stock Exchange. The drawdown amount is based on 90% of the average closing price of the last 15 trading days multiplied by 1,000% of the average volume of the last 15 trading days. GEM can then elect to purchase between 50% and 200% of this figure. In year 2019, WISeKey made no drawdowns under the GEM Facility. Therefore, as at December 31, 2019, the outstanding facility available remained CHF 56.1 million.

On February 08, 2018 the Group entered into a Standby Equity Distribution Agreement (“SEDA”) with Yorkville (see Note 24 for detail). Pursuant to the SEDA, Yorkville commits to provide equity financing to WISeKey in the aggregate amount of up to CHF 50.0 million in exchange for Class B Shares over a three-year period. Provided that a sufficient number of Class B Shares is provided through share lending, WISeKey has the right to make drawdowns under the SEDA, at its discretion, by requesting Yorkville to subscribe for (if the Class B Shares are issued out of authorized share capital) or purchase (if the Class B Shares are delivered out of treasury) Class B Shares worth up to CHF 5.0 million by drawdown, subject to certain exceptions and limitations. In the year 2018, WISeKey made four drawdowns under the SEDA Facility, for a total amount of CHF 1.7 million. In the year 2019, WISeKey made five drawdowns for CHF 1.1 million. As at December 31, 2019, the outstanding equity financing available was CHF 47.1 million. On March 04, 2020, the SEDA was extended by 24 months to March 31, 2023.

Both the GEM Facility and the SEDA will be used as a safeguard should there be any difficulties in raising the necessary funds to cover the USD 2.1 million projected cash outflow noted above.

Based on the foregoing, Management believe it is correct to present these figures on a going concern basis.